Income Tax - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets	€ 103,872	€ 95,344
Deferred tax liabilities	(13,259)	(12,560)
Deferred tax assets, net	90,613	82,784	€ 66,627
Property Plant and Equipments
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets, net	42,069	40,176
Intangible Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets, net	4,520	2,874
Tax Losses Carry Forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets, net	37,598	41,175
Contract balances
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets, net	(7,748)	(11,485)
Expected Credit Losses
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets, net	1,551	1,590
Inventory
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets, net	4,648	4,761
Accruals for returns, warranty, other risks
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets, net	2,793	2,715
Accruals
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets, net	2,303	1,877
Other Effects
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets, net	2,073	(2,059)
Lease liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets, net	3,118	4,781
Right of use assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets, net	(2,389)	(4,033)
Derivatives
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Deferred tax assets, net	€ 77	€ 412